INCOME TAXES Tax Effects of Temporary differences that Give Rise to Significant Portions of the Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Provision for Underpayment of Natural Gas Sales	$ 0	$ 3,334
Deferred compensation	7,216	4,319
Asset retirement obligations	10,325	9,438
State NOL and tax credit carryforwards, net	6,117	5,240
Percentage depletion - Carryforward	4,702	3,733
Alternative minimum tax - credit carryforward	2,351	2,351
Federal NOL carryforward	21,281	12,210
Other	2,276	2,621
Deferred tax assets	54,268	43,246
Components of Deferred Tax Liabilities [Abstract]
properties and equipment	122,742	184,657
Investment in PDCM	31,445	30,919
Unrealized gains - derivatives	7,163	12,612
Convertible debt	5,194	6,504
Total gross deferred tax liabilities	166,544	234,692
Net deferred tax liability	112,276	191,446
Deferred income tax assets	36,151	16,127
Deferred income tax liability	$ 148,427	$ 207,573